Label	Element	Value
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2027 | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: 10.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	92.20%
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2027 | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: 586.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.80%
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2027 | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: 679.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)